Net Revenue from sales and Services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Revenue from sales and Services
Gross revenue	R$ 1,066,479	R$ 1,111,739	R$ 1,110,157
Deductions from gross revenue
Taxes	(8,456)	(6,431)	(9,292)
Discounts	(14,302)	(8,609)	(38,901)
Returns	(96,303)	(99,071)	(72,281)
Net revenue from sales and services	947,419	997,628	989,683
Sales	914,266	967,374	971,250
Service	33,153	30,254	18,433
Net revenue	947,419	997,628	989,683
Total Content & EdTech Platform
Net Revenue from sales and Services
Gross revenue	964,545	1,014,107	997,805
Deductions from gross revenue
Taxes	(5,822)	(4,171)	(6,053)
Discounts	(14,302)	(8,609)	(38,901)
Returns	(93,708)	(92,921)	(70,592)
Net revenue from sales and services	850,713	908,406	882,259
Net revenue	850,713	908,406	882,259
Learning Systems
Net Revenue from sales and Services
Gross revenue	568,522	608,200	542,070
Deductions from gross revenue
Taxes	(219)	(40)	(79)
Discounts	(14,302)	(8,603)	(37,989)
Returns	(41,919)	(17,553)	(9,350)
Net revenue from sales and services	512,083	582,003	494,652
Net revenue	512,083	582,003	494,652
Textbooks
Net Revenue from sales and Services
Gross revenue	212,708	308,298	339,535
Deductions from gross revenue
Taxes	(1,608)	(250)	(2,251)
Discounts
Returns	(41,330)	(72,488)	(58,757)
Net revenue from sales and services	169,770	235,560	278,527
Net revenue	169,770	235,560	278,527
Complementary Education Services
Net Revenue from sales and Services
Gross revenue	148,817	63,491	33,106
Deductions from gross revenue
Taxes	(961)	(17)	(37)
Discounts		(6)	(1)
Returns	(10,459)	(2,880)	(1,880)
Net revenue from sales and services	137,397	60,588	31,188
Net revenue	137,397	60,588	31,188
Other services
Net Revenue from sales and Services
Gross revenue	34,498	34,118	83,094
Deductions from gross revenue
Taxes	(3,034)	(3,864)	(3,686)
Discounts			(911)
Returns			(605)
Net revenue from sales and services	31,463	30,254	77,892
Net revenue	31,463	30,254	77,892
Total Digital Services Platform
Net Revenue from sales and Services
Gross revenue	101,934	97,632	112,352
Deductions from gross revenue
Taxes	(2,633)	(2,261)	(3,239)
Discounts
Returns	(2,595)	(6,149)	(1,689)
Net revenue from sales and services	96,706	89,222	107,424
Net revenue	96,706	89,222	107,424
E-commerce
Net Revenue from sales and Services
Gross revenue	100,084	97,632	112,352
Deductions from gross revenue
Taxes	(2,473)	(2,261)	(3,239)
Discounts
Returns	(2,595)	(6,149)	(1,689)
Net revenue from sales and services	95,016	89,222	107,424
Net revenue	95,016	89,222	107,424
Other digital services
Net Revenue from sales and Services
Gross revenue	1,850
Deductions from gross revenue
Taxes	(160)
Discounts
Returns
Net revenue from sales and services	1,690
Net revenue	R$ 1,690